Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. and Foreign Income (Loss) Before Income Taxes
The following table summarizes our U.S. and foreign income (loss) before income taxes (in thousands):
	Years Ended December 31,
	2019	2020
U.S.	$(13,534)	$(16,269)
Foreign	—	262
Total loss before income taxes	$(13,534)	$(16,007)

Provision for Income Tax Expense (Benefit)
For the years ended December 31, 2019 and 2020, the pre-tax loss attributable to foreign operations was insignificant. The provision for income tax expense (benefit) was composed of the following (in thousands):
	Years Ended December 31,
	2019	2020
Current
Federal	$—	$(159)
State	(37)	1
Foreign	—	78
Deferred
Federal	(2)	(3)
State	—	—
Total income tax expense/(benefit)	$(39)	$(83)

Income Tax Rate Reconciliation
The difference between the income tax expense (benefit) derived by applying the federal statutory income tax rate to our income (loss) before income taxes and the amount recognized in our consolidated financial statements is as follows (in thousands):
	Years Ended December 31,
	2019	2020
Income tax expense (benefit) derived by applying the federal statutory tax rate to income (loss) before income taxes	$(2,842)	$(3,362)
State taxes, net of federal	(551)	(215)
Research and experimentation tax credit	(118)	(179)
Valuation allowance	3,184	3,523
Stock compensation	225	406
Dividends received deduction	—	(308)
Permanent differences and other	63	52
	$(39)	$(83)

Deferred Income Tax Assets and Liabilities	The Company’s deferred income tax assets and liabilities were comprised of the following (in thousands):
	As of December 31,
	2019	2020
Deferred tax assets:
Fixed assets and intangibles	$156	$135
Leases	—	106
Accrued expenses	333	2,066
Net operating loss carryforward	4,626	6,679
Capital loss carryforward	501	—
Investment difference	—	148
R&D credit carryforward	181	325
Subtotal	5,797	9,459
Less valuation allowance	(5,774)	(9,297)
Total deferred tax asset	23	162
Deferred tax (liabilities):
Investment difference	(15)	—
Leases	—	(101)
Prepaid expenses	(11)	(61)
Total deferred tax (liability)	(26)	(162)
Net deferred tax asset (liability)	$(3)	$—

Reconciliation of Unrecognized Tax Benefits
We account for uncertainty in taxes in accordance with authoritative guidance. A reconciliation of the unrecognized tax benefits is as follows (in thousands):
	Years Ended December 31,
	2019	2020
Balance, beginning of the year	$22	$45
Increase for tax positions related to the current year	23	36
Decrease for tax positions related to prior years	—	—
Balance, end of year	$45	$81